Loans and Advances to Customers - Summary of Loan Loss Provisions (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of Loan Loss Provisions by Type [Line Items]
Loans and advances to banks	[1]	€ 31,627		€ 28,811
Loans and advances to customers	[1]	584,714		571,909
Total		5,115	€ 5,423
Loan loss provisions [member]
Disclosure of Loan Loss Provisions by Type [Line Items]
Loans and advances to banks		4		8
Debt instruments at fair value through other comprehensive income		15
Securities at amortised cost		16
Loans and advances to customers		4,977		4,515
Guarantees		84
Irrevocable loan commitments		19
Loan loss on provisions before other off balance sheet		5,115		4,523
Provisions for other off-balance sheet items	[2]	1		105
Total		5,116		€ 4,628
12-month ECL [member] | Loan loss provisions [member]
Disclosure of Loan Loss Provisions by Type [Line Items]
Loans and advances to banks		3
Debt instruments at fair value through other comprehensive income		9
Securities at amortised cost		12
Loans and advances to customers		432
Irrevocable loan commitments		5
Loan loss on provisions before other off balance sheet		462
Lifetime ECL not credit impaired [member] | Loan loss provisions [member] | Financial instruments not credit-impaired [member]
Disclosure of Loan Loss Provisions by Type [Line Items]
Loans and advances to banks		1
Debt instruments at fair value through other comprehensive income		1
Loans and advances to customers		928
Irrevocable loan commitments		7
Loan loss on provisions before other off balance sheet		937
Lifetime ECL credit impaired [member] | Loan loss provisions [member] | Purchased credit impaired [member]
Disclosure of Loan Loss Provisions by Type [Line Items]
Debt instruments at fair value through other comprehensive income		4
Securities at amortised cost		4
Loans and advances to customers		3,615
Guarantees		84
Irrevocable loan commitments		6
Loan loss on provisions before other off balance sheet		3,713
Purchased credit Impaired [member] | Loan loss provisions [member] | Financial instruments purchased or originated credit-impaired [member]
Disclosure of Loan Loss Provisions by Type [Line Items]
Loans and advances to customers		2
Loan loss on provisions before other off balance sheet		€ 2

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.
[2]	These amounts relate to off-balance sheet exposure in scope of IAS 37 for which stage information is not applicable.